COMMITMENTS AND CONTINGENCIES (Details)			12 Months Ended
	Mar. 10, 2021 USD ($) $ / shares shares	Mar. 08, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares	Dec. 31, 2021 USD ($) shares	Jun. 22, 2022 USD ($)	Mar. 03, 2021 item
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item						3
Deferred fee per unit | $ / shares			$ 0.35
Number of units sold | shares				24,300,287
Net proceeds	$ 22,542,813	$ 8,505,100		$ 8,505,100
Gross Proceeds	$ 23,002,870
Underwriting fee (in percentage)	2
Deferred underwriting fee waived			$ 8,505,100		$ 8,505,100
Payment of underwriting fee			$ 0
Percentage of holders under lockup provisions			1.00%
Lockup period for transfer of shares post merger			6 months
Number of demand letters received | item			2
Number of lawsuits filed | item			0
Initial Public Offering
COMMITMENTS AND CONTINGENCIES
Number of units sold | shares	24,300,287	22,000,000
Over-allotment option
COMMITMENTS AND CONTINGENCIES
Number of units sold | shares	2,300,287	3,300,000	3,300,000
Share price | $ / shares	$ 10.00